LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Amortization of ROU assets	$ 231	$ 227	$ 227	$ 212
Interest on lease liabilities	68			15
Total Operating lease cost	299	227	227	227
Amortization of ROU assets	353	372	381	371
Interest on lease liabilities	64	69	67	64
Total finance lease cost	417	441	448	435
Total lease cost	$ 716	$ 668	$ 572	$ 662